Net Loss Per Share Attributable to Common Stockholders - Schedule of Outstanding Potentially Dilutive Shares were Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Income Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	4,810,000	23,001,000	22,906,017	22,553,271
Shares Committed under ESPP
Net Income Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	5,000
Options to Purchase Common Stock
Net Income Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	4,742,000	3,852,000	3,757,457	3,310,990
Warrants to Purchase Redeemable Convertible Preferred Stock
Net Income Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share		505,000	504,791	598,785
Warrant to Purchase Common Stock
Net Income Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	63,000			8,860
Redeemable Convertible Preferred Stock
Net Income Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share		18,644,000	18,643,769	18,634,636